Schedule of Assets Measured at Fair Value (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in trust account	$ 26,932,536	$ 61,839,164	$ 118,976,585
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in trust account	$ 26,932,536	$ 61,839,164	$ 118,976,585